FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,410
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	2,739
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,631
2028
Disclosure of detailed information about borrowings [line items]
Borrowings	1,374
2029
Disclosure of detailed information about borrowings [line items]
Borrowings	794
2030
Disclosure of detailed information about borrowings [line items]
Borrowings	1,630
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,242